Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ave Maria Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	8.26%	14.91%	30.29%	(21.23%)	17.55%	18.37%	37.09%	(1.80%)	27.36%	12.07%
Ave Maria Rising Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	(0.39%)	14.42%	13.19%	(5.27%)	25.35%	6.45%	27.58%	(4.80%)	16.82%	15.33%
Ave Maria Value Fund
Prospectus [Line Items]
Annual Return [Percent]	2.82%	21.52%	3.52%	4.18%	25.15%	6.16%	20.52%	(8.75%)	17.73%	16.44%
Ave Maria World Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	10.58%	4.64%	24.96%	(15.50%)	21.06%	(0.15%)	27.66%	(8.87%)	17.88%	8.71%
Ave Maria Growth Focused Fund
Prospectus [Line Items]
Annual Return [Percent]	4.71%	11.52%	38.73%	(34.98%)	27.96%
Ave Maria Value Focused Fund
Prospectus [Line Items]
Annual Return [Percent]	6.29%	38.71%	1.18%	21.15%	31.14%	11.62%	18.67%	(8.14%)	13.71%	18.13%
Ave Maria Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.55%	5.71%	5.16%	(2.95%)	4.38%	5.60%	8.30%	0.41%	4.16%	4.54%